Staff costs and Directors' remuneration - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs
Wages and salaries		$ 1,890	$ 1,752	$ 1,558
Social security costs		159	143	117
Share-based payment costs		67	56	46
Pension and other post-retirement benefits:
Defined benefit plans (note [26])		7	4	2
Defined contribution plans		62	58	53
Total staff costs		2,185	2,013	1,776
Expenses borne by IHG [member]
Pension and other post-retirement benefits:
Total staff costs	[1]	800	747	646
Expenses borne by system fund or reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs		$ 1,385	$ 1,266	$ 1,130

[1]	In 2022, included $1m classified as exceptional relating to the costs of ceasing operations in Russia.